Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	2026	2026	2025
	US$	S$	S$

Cash on hand	372	481	395
Cash at banks	409,092	529,406	3,044,071
	409,464	529,887	3,044,466